Appendix 1 Group Companies (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Schedule of Percentage of Control in Each Subsidiary

This appendix is part of Note 2.4, “Subsidiaries”. It presents the Group’s percentage of control in each subsidiary.

Taxpayer ID		Functional	% of control as of 12-31-2017			% of control as of 12-31-2016
No.	Company	Currency	Direct	Indirect	Total	Direct	Indirect	Total	Relationship	Country	Activity
76.003.204-2	Central Eólica Canela S.A.	Chilean peso	0.00%	0.00%	0.00%	0.00%	75.00%	75.00%	Subsidiary	Chile	Promotion and development of renewable energy projects
96.504.980-0	Empresa Eléctrica Pehuenche S.A.	Chilean peso	92.65%	0.00%	92.65%	92.65%	0.00%	92.65%	Subsidiary	Chile	Complete electric energy cycle
96.830.980-3	GasAtacama Chile S.A.	US Dóllar	0.00%	100.00%	100.00%	0.00%	97.37%	97.37%	Subsidiary	Chile	Management of Companies
78.952.420-3	Gasoducto Atacama Argentina S.A. (1)	US Dóllar	0.00%	100.00%	100.00%	0.00%	100.00%	100.00%	Subsidiary	Chile	Natural gas exploitation and transportation

(1)	The company ceased to be a subsidiary in 2016 and became an investment in associate. Significant influence is exercised through Enel Generación Chile’s control.